The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

October 19, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds

Post-Effective Amendment No. 119

1933 Act Registration No. 33-73404

1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Prospectus for Money Market Fund and Municipal Money Market Fund; and (ii) Statement of Additional Information for Money Market Fund and Municipal Money Market Fund, that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 119 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 119 to the Trust’s registration statement for (i) Prospectus for Money Market Fund and Municipal Money Market Fund; and (ii) Statement of Additional Information for Money Market Fund and Municipal Money Market Fund was filed with the Commission via EDGAR on October 13, 2016 (Accession No. 0001193125-16-737780) with an effective date of October 14, 2016.

Questions and comments may be directed to the undersigned at (312) 557-3948.

Very truly yours,

/s/ Owen T. Meacham
Owen T. Meacham, Esq.
Assistant Secretary

cc:	Craig R. Carberry, Esq.

Diana E. McCarthy, Esq.